Accounting Changes and New Accounting Guidance (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic (usd per share)	$ 2.17	[1],[2]	$ 1.74	[1],[2]	$ 2.03	[1],[2]
Diluted (usd per share)	$ 2.15	[1],[2]	$ 1.73	[1],[2]	$ 2.03	[1],[2]
Income Statement [Abstract]
Total fee and other revenue	$ 12,728	[3]	$ 11,959	[4],[5]	$ 11,561	[4],[6]
Income before income taxes	3,563	[1]	3,777	[1],[7]	3,357	[1],[7]
Provision for income taxes	912	[1]	1,592	[1],[7]	842	[1],[7]
Net income (loss)	2,651	[1]	2,185	[1]	2,515	[1]
Net income (loss) applicable to shareholders of The Bank of New York Mellon Corporation	2,567	[1]	2,104	[1]	2,437	[1]
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation	2,494	[1]	2,040	[1]	2,419	[1]
Balance Sheet Related Disclosures [Abstract]
Other assets	20,490	[8]	20,566	[8]
Total assets	385,303	[8]	374,516	[8]
Total liabilities	346,600	[8]	336,006	[8]
Retained earnings	17,683	[8]	15,952	[8]
The Bank of New York Mellon Corporation shareholders’ equity	37,441	[8]	37,497	[8]
Permanent equity	38,474	[8],[9]	38,280	[10],[11],[12],[8],[9]	37,247	[10],[11],[13]	34,078	[11],[13]
Total liabilities, temporary equity and permanent equity	385,303	[8]	374,516	[8]
As previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic (usd per share)			$ 1.75		$ 2.04
Diluted (usd per share)			$ 1.74		$ 2.03
Income Statement [Abstract]
Income before income taxes			3,712		3,302
Provision for income taxes			1,520		779
Net income (loss)			2,192		2,523
Net income (loss) applicable to shareholders of The Bank of New York Mellon Corporation			2,111		2,445
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation			2,047		2,427
Balance Sheet Related Disclosures [Abstract]
Total assets			374,310
Total liabilities			335,776
Retained earnings			15,976
The Bank of New York Mellon Corporation shareholders’ equity			37,521
Permanent equity			38,304
Total liabilities, temporary equity and permanent equity			374,310
As revised
Income Statement [Abstract]
Income before income taxes			65		55
Provision for income taxes			72		63
Net income (loss)			(7)		(8)
Net income (loss) applicable to shareholders of The Bank of New York Mellon Corporation			(7)		(8)
Net income (loss) applicable to common shareholders of The Bank of New York Mellon Corporation			(7)		(8)
Balance Sheet Related Disclosures [Abstract]
Total assets			206
Total liabilities			230
Retained earnings			(24)
The Bank of New York Mellon Corporation shareholders’ equity			(24)
Permanent equity			(24)
Total liabilities, temporary equity and permanent equity			206
Operations
Income Statement [Abstract]
Investment and other income	1,212	[1]	481	[1]	482	[1]
Total fee revenue	12,558	[1]	11,715	[1]	11,286	[1]
Total fee and other revenue	12,649	[1]	11,856	[1]	11,448	[1]
Balance Sheet Related Disclosures [Abstract]
Other assets	20,490	[8]	20,566	[8]
Total assets	376,021	[8]	363,244	[8]
Accrued taxes and other expenses	6,903	[8]	6,996	[8]
Other liabilities	5,025	[8]	4,827	[8]
Total liabilities	338,931	[8]	325,875	[8]
Operations | As previously reported
Income Statement [Abstract]
Investment and other income			416		427
Total fee revenue			11,650		11,231
Total fee and other revenue			11,791		11,393
Balance Sheet Related Disclosures [Abstract]
Other assets			20,360
Total assets			363,038
Accrued taxes and other expenses			6,985
Other liabilities			4,608
Total liabilities			325,645
Operations | As revised
Income Statement [Abstract]
Investment and other income			65		55
Total fee revenue			65		55
Total fee and other revenue			65		55
Balance Sheet Related Disclosures [Abstract]
Other assets			206
Total assets			206
Accrued taxes and other expenses			11
Other liabilities			219
Total liabilities			$ 230

[1]	Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Basic and diluted earnings per share under the two-class method are determined on the net income applicable to common shareholders of The Bank of New York Mellon Corporation reported on the income statement less earnings allocated to participating securities, and the change in the excess of redeemable value over the fair value of noncontrolling interests, if applicable.
[3]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $163 million, net of noncontrolling interests of $84 million, for a net impact of $79 million. Income before taxes is net of noncontrolling interests of $84 million.
[4]	Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[5]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes is net of noncontrolling interests of $80 million.
[6]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes is net of noncontrolling interests of $76 million.
[7]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[8]	Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[9]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,935 million at Dec. 31, 2013 and $35,879 million at Dec. 31, 2014.
[10]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,346 million at Dec. 31, 2012 and $35,935 million at Dec. 31, 2013.
[11]	Retained earnings, total permanent equity and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[12]	Retained earnings and total permanent equity were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[13]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $33,408 million at Dec. 31, 2011 and $35,346 million at Dec. 31, 2012.